UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Fidelity Connecticut Municipal Income Fund	.47%
Actual		$ 1,000.00	$ 1,013.30	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.38
Fidelity Connecticut Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.45**
HypotheticalA		$ 1,000.00	$ 1,023.61	$ 1.47**

A 5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been 0.48% and the expenses paid in the actual and hypothetical examples above would have been $2.41 and $2.43, respectively.

Annual Report

Fidelity Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Connecticut Municipal Income Fund	3.99%	4.41%	4.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a number of head winds that culminated in a late-period sell-off, municipal bonds generated respectable gains during the year ending November 30, 2010. Until late in the period, munis were bolstered by low and steady interest rates and generally favorable supply/demand dynamics. Although investor demand for most fixed-income investments was quite strong, the prospects for higher tax rates in 2011 heightened investors' appetite for tax-advantaged investments. At the same time, muni supply was muted due to the increased popularity of "Build America Bonds" (BABs) - newer taxable securities that allow municipal issuers to borrow more cheaply in the taxable market. These positive developments helped mask growing concerns about muni bond fundamentals, as issuers' revenues declined dramatically. In the final weeks of the period, however, a confluence of factors - including the prospects of rising interest rates, a glut of new muni supply, uncertainty over extending Bush-era tax cuts, deteriorating issuer fundamentals and a possible end to the BAB program - sparked a significant sell-off. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 4.76%. By comparison, the taxable investment-grade debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 6.02%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Connecticut Municipal Income Fund: For the year, the fund returned 3.99%, while the Barclays Capital Connecticut 4+ Year Enhanced Municipal Bond Index gained 4.64%. Two factors led to the bulk of the fund's underperformance. First, the fund had less exposure to bonds that were prerefunded during the period, a process that helped the bonds rise in value as their credit quality improved. Second, the fund's yield-curve positioning, which refers to how its investments were allocated across bonds with various maturities, worked against it. Specifically, overweighting shorter- and longer-term bonds was a drag on performance because longer-term bonds lagged intermediate-maturity bonds, in which the fund was underweighted. Investors became less comfortable with locking up their money for extended periods of time, given uncertain income tax policy, the threat of higher interest rates and worries about the credit quality of munis. In contrast, larger-than-index exposure to the health care and utility sectors bolstered the fund's performance, as each benefited from strong investor demand. Performance also was helped by out-of-index holdings in bonds issued within the Commonwealth of Puerto Rico, which benefited from strong demand for higher-yielding bonds and improving sentiment about the U.S. territory's fiscal prospects.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.5	48.1
Special Tax	13.2	13.8
Water & Sewer	10.6	10.6
Education	8.4	8.5
Health Care	7.3	6.0
Weighted Average Maturity as of November 30, 2010
		6 months ago
Years	6.2	6.6

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of November 30, 2010
6 months ago
Years	6.9	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
AAA 18.7%	AAA 19.7%
AA,A 75.9%	AA,A 74.8%
BBB 0.8%	BBB 0.8%
Not Rated 2.6%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Fidelity Connecticut Municipal Income Fund

Investments November 30, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Commonwealth Of Mariannas - 0.4%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 1,900,000	$ 2,199,193
Connecticut - 90.0%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	1,315,000	1,438,886
4.5% 8/15/21	1,225,000	1,326,442
4.5% 8/15/22	1,325,000	1,416,531
5% 8/15/18	1,500,000	1,758,225
5% 8/15/19	750,000	861,990
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	802,365
Series 2010 B, 4% 10/15/19	1,110,000	1,203,928
Branford Gen. Oblig.:
Series 2009, 4% 5/15/13	1,435,000	1,545,452
5.25% 5/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	520,005
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,820,893
5.375% 8/15/18 (FSA Insured)	3,400,000	3,559,834
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,128,760
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,462,270
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,846,053
5% 12/1/17 (FSA Insured)	1,830,000	2,048,612
5% 12/1/18 (FSA Insured)	1,635,000	1,799,056
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,898,381
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,865,000	5,559,023
5.25% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,150,000	4,236,279
5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,075,000	4,160,005
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	4,060,000	4,275,870
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.4%, tender 4/1/11 (a)(b)	$ 13,800,000	$ 13,799,448
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,082,350
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,003,960
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	7,500,000	8,726,850
Series 2004 A, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,553,750
Series 2004 B, 5% 6/1/15	7,500,000	8,385,000
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,296,352
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,333,900
Series 2006 D:
5% 11/1/24	17,980,000	19,578,602
5% 11/1/25	10,000,000	10,861,100
Series 2006 E:
5% 12/15/16	3,020,000	3,572,056
5% 12/15/20	5,565,000	6,269,863
Series 2006 F, 5% 12/1/21	14,000,000	15,582,560
Series 2007 D, 5% 12/1/19	1,745,000	1,996,856
Series 2008 A, 5% 4/15/27	5,000,000	5,352,300
Series 2008 B, 5% 4/15/28	4,000,000	4,271,280
Series A:
5% 2/15/27	5,000,000	5,386,200
5% 2/15/28	2,500,000	2,676,775
5% 2/15/29	2,500,000	2,662,375
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,699,883
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,214,620
Series M, 5% 7/1/34	1,000,000	982,290
Series O, 5% 7/1/40	2,000,000	1,984,640
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,178,354
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,019,730
Series G, 5% 7/1/38	3,000,000	3,007,380
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	$ 2,305,000	$ 2,853,959
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,129,880
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,044,200
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,932,422
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,111,560
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	12,696,754
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,189,990
5% 7/1/30	2,000,000	2,113,720
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,009,650
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	14,015,000	14,237,839
Series Y1, 5% 7/1/35	9,000,000	9,236,430
Series Z1, 5% 7/1/42	3,335,000	3,444,555
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,442,599
5% 7/1/18 (AMBAC Insured)	3,020,000	3,305,299
5% 7/1/19 (AMBAC Insured)	2,035,000	2,203,417
5% 7/1/31 (AMBAC Insured)	7,000,000	7,081,200
Bonds (Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	4,665,000	4,755,035
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2006 A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,591,562
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series 1998 A, 5.125% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,007,590
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1992 B, 6.125% 9/1/12	5,960,000	6,319,924
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,367,380
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,804,831
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,183,280
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2004 A:
5% 7/1/23	$ 3,260,000	$ 3,480,735
Series 2005 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,010,000	5,737,502
Series 2007 A:
5% 8/1/26	3,800,000	4,065,924
5% 8/1/27 (AMBAC Insured)	2,000,000	2,127,860
Series 2008 A, 5% 11/1/21	5,000,000	5,576,400
Series 2009 1, 5% 2/1/17	10,000,000	11,573,600
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,208,300
Series 2008 A:
5% 2/1/16	5,500,000	6,396,005
5% 2/1/17	3,000,000	3,521,070
Series 2009 A:
5% 6/1/23	1,750,000	1,960,560
5% 6/1/25	7,210,000	7,976,423
5% 6/1/26	2,000,000	2,198,740
Danbury Gen. Oblig. Series 2010 B:
5% 7/1/19	2,005,000	2,364,356
5% 7/1/20	1,220,000	1,432,890
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	290,194
4% 7/15/18	535,000	592,678
4% 7/15/19	335,000	367,194
4% 7/15/21	360,000	385,517
4% 7/15/22	325,000	342,784
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	958,785
5% 7/1/18	350,000	407,691
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,772,760
5% 7/1/17	1,000,000	1,187,420
5% 7/1/18	1,000,000	1,186,760
5% 7/1/19	3,225,000	3,824,786
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	806,822
4% 9/15/19	500,000	531,280
4% 9/15/20	250,000	262,878
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Farmington Gen. Oblig.: - continued
Series A:
4% 9/15/20	$ 1,445,000	$ 1,562,753
4% 9/15/21	905,000	965,020
5% 9/15/19	325,000	383,646
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,840
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,008,460
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,546,477
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,864,220
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,817,402
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,169,000
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,501,835
5% 8/1/15	1,000,000	1,149,680
5% 8/1/17	2,680,000	3,135,278
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	276,873
4% 5/1/13	500,000	537,630
4% 5/1/14	800,000	875,768
5% 5/1/15	500,000	576,730
5% 5/1/16	1,000,000	1,172,720
5% 5/1/18	500,000	590,375
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,361,420
5% 6/15/17 (AMBAC Insured) (b)	775,000	783,874
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,435,000	2,780,770
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,035,770
New Canaan Gen. Oblig. Series 2009 A:
4% 4/1/13	1,110,000	1,191,740
5% 4/1/14	1,255,000	1,416,242
5% 4/1/19	1,015,000	1,205,505
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	$ 1,165,000	$ 1,209,748
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	35,165
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,270,840
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,888,066
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,217,619
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,905,012
5% 11/1/16 (AMBAC Insured)	6,000,000	6,829,980
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,122,550
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,130,480
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,309,060
New Milford Gen. Oblig. Series 2004:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,172,539
5% 1/15/16 (AMBAC Insured)	1,025,000	1,193,900
5% 1/15/17 (AMBAC Insured)	1,025,000	1,205,708
Newtown Gen. Oblig. Series 2009 B:
5% 7/1/15	1,000,000	1,158,120
5% 7/1/18	600,000	711,600
Norwalk Gen. Oblig. Series 2010 B:
4% 7/1/14	1,770,000	1,943,690
4% 7/1/15	1,000,000	1,114,420
4.5% 7/1/21	1,465,000	1,648,022
5% 7/1/23	975,000	1,116,170
5% 7/1/26	625,000	699,100
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	647,136
4% 7/15/21	600,000	627,798
4% 7/15/22	600,000	618,360
4% 7/15/23	600,000	611,508
Reg'l. School District #15:
4% 7/1/16	750,000	835,073
4% 7/1/22	1,520,000	1,592,717
Ridgefield Gen. Oblig. Series 2009:
5% 9/15/17	2,165,000	2,578,039
5% 9/15/18	3,535,000	4,208,736
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,579,035
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,574,190
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,815,039
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,179,548
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,224,284
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,476,243
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,370,212
5% 7/1/18	3,600,000	4,275,108
5.25% 7/15/15	3,000,000	3,335,880
5.5% 7/15/14	1,250,000	1,342,700
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,207,954
Series 2009:
4% 9/15/17	850,000	948,175
4% 9/15/19	400,000	438,440
4% 9/15/20	525,000	569,053
4% 9/15/21	500,000	534,350
Univ. of Connecticut:
Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,193,720
Series 2010 A, 5% 2/15/29	2,805,000	3,001,126
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,255,856
Series 2009 B:
4.5% 7/1/20	1,375,000	1,542,090
5% 7/1/18	2,635,000	3,085,163
5% 7/1/19	1,000,000	1,168,370
West Hartford Gen. Oblig.:
Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (c)	1,135,000	1,285,898
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig.: - continued
Series 2010 A:
5% 7/1/19	$ 3,175,000	$ 3,757,422
5% 7/1/20	2,195,000	2,588,081
5% 7/1/21	1,000,000	1,175,410
5% 7/1/22	1,210,000	1,406,855
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,663,148
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,046,398
5% 8/1/22	2,000,000	2,315,080
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	848,576
Series 2009, 5% 2/1/21	480,000	553,522
Series 2010:
4% 11/1/20	1,050,000	1,162,203
4% 11/1/21	1,000,000	1,086,950
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	356,571
5% 1/15/20	350,000	413,728
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	589,127
4% 7/15/19	500,000	546,425
4% 7/15/20	460,000	494,845
		541,666,283
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,047,410
Puerto Rico - 6.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,710
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,670,675
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,192,510
Series CC, 5.25% 7/1/33	2,495,000	2,544,725
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,042,978
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,522,335
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,548,436
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,149,320
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	265,000	287,151
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,143,880
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,568,250
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,430,962
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	911,952
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,665,250
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,211,260
		41,015,394
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,447,595
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	975,920
		3,423,515
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $573,710,558)	589,351,795
NET OTHER ASSETS (LIABILITIES) - 2.0%	12,154,963
NET ASSETS - 100%	$ 601,506,758
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	47.5%
Special Tax	13.2%
Water & Sewer	10.6%
Education	8.4%
Health Care	7.3%
Electric Utilities	5.5%
Others* (Individually Less Than 5%)	7.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $573,710,558)		$ 589,351,795
Cash		4,072,214
Receivable for investments sold		54,795
Receivable for fund shares sold		328,927
Interest receivable		8,783,117
Prepaid expenses		1,845
Other receivables		2,837
Total assets		602,595,530

Liabilities
Payable for fund shares redeemed	$ 243,494
Distributions payable	515,121
Accrued management fee	187,562
Transfer agent fee payable	76,401
Other affiliated payables	25,253
Other payables and accrued expenses	40,941
Total liabilities		1,088,772

Net Assets		$ 601,506,758
Net Assets consist of:
Paid in capital		$ 583,543,901
Undistributed net investment income		125,826
Accumulated undistributed net realized gain (loss) on investments		2,195,794
Net unrealized appreciation (depreciation) on investments		15,641,237
Net Assets, for 52,333,787 shares outstanding		$ 601,506,758
Net Asset Value, offering price and redemption price per share ($601,506,758 ÷ 52,333,787 shares)		$ 11.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Interest		$ 22,662,441

Expenses
Management fee	$ 2,241,294
Transfer agent fees	445,672
Accounting fees and expenses	146,952
Custodian fees and expenses	9,156
Independent trustees' compensation	2,227
Registration fees	27,748
Audit	49,154
Legal	5,354
Miscellaneous	7,088
Total expenses before reductions	2,934,645
Expense reductions	(12,807)	2,921,838
Net investment income		19,740,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,498,227
Change in net unrealized appreciation (depreciation) on investment securities		1,872,372
Net gain (loss)		4,370,599
Net increase (decrease) in net assets resulting from operations		$ 24,111,202

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,740,603	$ 18,983,906
Net realized gain (loss)	2,498,227	2,911,564
Change in net unrealized appreciation (depreciation)	1,872,372	35,734,276
Net increase (decrease) in net assets resulting from operations	24,111,202	57,629,746
Distributions to shareholders from net investment income	(19,726,008)	(18,969,924)
Distributions to shareholders from net realized gain	(2,521,611)	(2,443,928)
Total distributions	(22,247,619)	(21,413,852)
Share transactions Proceeds from sales of shares	134,205,601	178,616,264
Reinvestment of distributions	15,548,588	15,079,819
Cost of shares redeemed	(137,757,236)	(104,295,680)
Net increase (decrease) in net assets resulting from share transactions	11,996,953	89,400,403
Redemption fees	3,024	8,937
Total increase (decrease) in net assets	13,863,560	125,625,234

Net Assets
Beginning of period	587,643,198	462,017,964
End of period (including undistributed net investment income of $125,826 and undistributed net investment income of $112,789, respectively)	$ 601,506,758	$ 587,643,198
Other Information Shares
Sold	11,650,145	15,953,436
Issued in reinvestment of distributions	1,349,147	1,355,592
Redeemed	(11,958,634)	(9,424,487)
Net increase (decrease)	1,040,658	7,884,541

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.64	$ 11.32	$ 11.49	$ 11.46
Income from Investment Operations
Net investment income B	.373	.407	.426	.431	.443
Net realized and unrealized gain (loss)	.078	.879	(.651)	(.090)	.135
Total from investment operations	.451	1.286	(.225)	.341	.578
Distributions from net investment income	(.372)	(.408)	(.426)	(.431)	(.443)
Distributions from net realized gain	(.049)	(.058)	(.030)	(.080)	(.105)
Total distributions	(.421)	(.466)	(.456)	(.511)	(.548)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 11.49	$ 11.46	$ 10.64	$ 11.32	$ 11.49
Total Return A	3.99%	12.31%	(2.06)%	3.08%	5.21%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%	.48%	.44%	.44%	.42%
Net investment income	3.23%	3.64%	3.84%	3.84%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,507	$ 587,643	$ 462,018	$ 438,843	$ 432,785
Portfolio turnover rate	12%	15%	15%	11%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/10	% of fund's investments 5/31/10	% of fund's investments 11/30/09
0 - 30	81.3	83.2	83.3
31 - 90	4.2	5.4	4.9
91 - 180	5.1	4.5	4.9
181 - 397	9.4	6.9	6.9
Weighted Average Maturity
	11/30/10	5/31/10	11/30/09
Fidelity Connecticut Municipal Money Market Fund	38 Days	35 Days	32 Days
Connecticut Tax-Free Money Market Funds Average*	40 Days	35 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/10	5/31/10	11/30/09
Fidelity Connecticut Municipal Money Market Fund	38 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Variable Rate Demand Notes (VRDNs) 66.7%	Variable Rate Demand Notes (VRDNs) 68.8%
Commercial Paper (including CP Mode) 3.4%	Commercial Paper (including CP Mode) 2.0%
Municipal Notes 12.6%	Municipal Notes 14.1%
Fidelity Municipal Cash Central Fund 14.2%	Fidelity Municipal Cash Central Fund 13.7%
Other Investments 5.0%	Other Investments 3.2%
Net Other Assets (1.9)%***	Net Other Assets (1.8)%***

*Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in pie chart

Annual Report

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	11/29/10	8/30/10	5/31/10	3/1/10	11/30/09

Fidelity Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investments November 30, 2010

Showing Percentage of Net Assets

Municipal Securities - 101.9%
	Principal Amount	Value
Connecticut - 83.8%
Avon Gen. Oblig. BAN 1.5% 11/1/11	$ 6,000,000	$ 6,062,509
Berlin Gen. Oblig. BAN 1.5% 6/1/11	10,303,000	10,363,582
Bethel Gen. Oblig. BAN 1.25% 8/25/11	2,600,000	2,616,155
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.27%, LOC Citibank NA, VRDN (a)	8,285,000	8,285,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	15,600,000	15,600,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.35%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Bonds (New England Pwr. Co. Proj.) 0.9% tender 12/6/10, CP mode	7,300,000	7,300,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.6%, LOC RBS Citizens NA, VRDN (a)(d)	4,710,000	4,710,000
Series 2004 B, 0.6%, LOC RBS Citizens NA, VRDN (a)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5.375% 12/15/10	1,000,000	1,001,917
Series 2004 C, 5% 4/1/11	1,000,000	1,015,050
Series 2006 F, 5% 12/1/11	1,500,000	1,568,475
Series 2007 E, 5% 3/15/11	14,700,000	14,895,488
Series 2010 B, 1.5% 6/1/11	17,200,000	17,294,825
BAN:
Series 2009 B, 4% 6/1/11	24,775,000	25,220,197
Series 2010 A, 2% 5/19/11	22,300,000	22,463,405
Participating VRDN Series BC 10 63B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,835,000	2,835,000
Series 2004 A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	59,290,000	59,290,000
Series 2005 A1, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	73,415,000	73,415,000
Series 2005 A2, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,140,000	3,140,000
Connecticut Health & Edl. Facilities Auth. Participating VRDN:
Series BC 10 30B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,525,000	5,525,000
Series ROC II R 11854, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,710,000	10,710,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1080, 0.32% (Liquidity Facility Bank of America NA) (a)(e)	$ 13,114,000	$ 13,114,000
Series BBT 08 17, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,220,000	10,220,000
Series BBT 08 32, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	14,490,000	14,490,000
(Avon Old Farms Proj.):
Series A, 0.41%, LOC Bank of America NA, VRDN (a)	15,735,000	15,735,000
Series B, 0.56%, LOC Bank of America NA, VRDN (a)	5,620,000	5,620,000
(Bradley Health Care, Inc. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (a)	10,700,000	10,700,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.61%, LOC Bank of America NA, VRDN (a)	2,840,000	2,840,000
(Choate Rosemary Hall Proj.) Series D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	25,220,000	25,220,000
(Covenant Retirement Cmntys., Inc. Proj.) Series 1999 A, 0.28%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
(Gaylord Hosp. Proj.) Series B, 0.35%, LOC Bank of America NA, VRDN (a)	17,975,000	17,975,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.59%, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
(Greenwich Academy Proj.) Series C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,085,000	1,085,000
(Greenwich Hosp. Proj.) Series C, 0.3%, LOC Bank of America NA, VRDN (a)	3,025,000	3,025,000
(Griffin Hosp. Proj.) Series C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.4%, LOC RBS Citizens NA, VRDN (a)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.35%, LOC Bank of America NA, VRDN (a)	23,475,000	23,475,000
(Health Care Cap. Asset Prog.):
Series A1, 0.35%, LOC Bank of America NA, VRDN (a)	20,660,000	20,660,000
Series B1, 0.35%, LOC Bank of America NA, VRDN (a)	30,000,000	30,000,000
(Hosp. for Spl. Care Proj.) Series E, 0.26%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,000,000	7,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.26%, LOC Bank of America NA, VRDN (a)	28,375,000	28,375,000
(Masonicare Corp. Proj.):
Series C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	63,305,000	63,305,000
Series D, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	16,165,000	16,165,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Pierce Memorial Baptist Home Proj.) Series A, 0.28%, LOC Bank of America NA, VRDN (a)	$ 5,900,000	$ 5,900,000
(Pomfret School Issue Proj.) Series A, 0.56%, LOC Bank of America NA, VRDN (a)	4,775,000	4,775,000
(Ridgefield Academy Proj.) Series A, 0.3%, LOC TD Banknorth, NA, VRDN (a)	11,025,000	11,025,000
(Sacred Heart Univ. Proj.) Series F, 0.35%, LOC Bank of America NA, VRDN (a)	19,845,000	19,845,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	148,590,000	148,590,000
(The Taft School Proj.) Series H, 0.37%, LOC Wells Fargo Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	9,115,000	9,115,000
(United Methodist Home Proj.) Series 2001 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
(Univ. of Bridgeport Proj.) Series B, 0.4%, LOC Banco Santander SA, VRDN (a)	15,200,000	15,200,000
(Wesleyan Univ. Proj.) Series H, 0.24%, VRDN (a)	19,855,000	19,855,000
(Yale Univ. Proj.) Series T2, 0.23%, VRDN (a)	24,800,000	24,800,000
Bonds (Yale Univ. Proj.):
Series S-1, 0.31% tender 4/8/11, CP mode	4,000,000	4,000,000
Series S1:
0.3% tender 2/15/11, CP mode	4,335,000	4,335,000
0.32% tender 2/15/11, CP mode	15,900,000	15,900,000
0.32% tender 3/1/11, CP mode	6,000,000	6,000,000
Series S2:
0.28% tender 4/7/11, CP mode	1,000,000	1,000,000
0.3% tender 2/15/11, CP mode	11,060,000	11,060,000
Participating VRDN:
BC 10 23B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,530,000	5,530,000
MS 08 3161, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500,000	2,500,000
ROC II R 11838, 0.3% (Liquidity Facility Citibank NA) (a)(e)	5,130,000	5,130,000
Series BC 10 26B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,320,000	5,320,000
Series EGL 02 6027 Class A, 0.3% (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.3% (Liquidity Facility Citibank NA) (a)(e)	37,500,000	37,500,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series Floaters 13 TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 14,600,000	$ 14,600,000
Series Putters 2861, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series Putters 2862, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series ROC II R 11874, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,100,000	3,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	25,925,000	25,925,000
Connecticut Hsg. Fin. Auth.:
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.38% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	5,370,000	5,370,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	13,512,000	13,512,000
Series 1990 C, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	1,135,000	1,135,000
Series 2000 B3, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	7,800,000	7,800,000
Series 2001 D3, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,900,000	4,900,000
Series 2002 A3, 0.28% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	2,000,000	2,000,000
Series 2002 B3, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	7,900,000	7,900,000
Series 2002 F2, 0.38% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	21,235,000	21,235,000
Series 2006 B1, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,935,000	10,935,000
Series 2009 C2, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	9,500,000	9,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 2.5% 12/1/10	15,275,000	15,275,000
Series 2010 A, 2% 11/1/11	18,245,000	18,521,245
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2008 A, 5% 2/1/11	2,000,000	2,015,739
Danbury Gen. Oblig. Bonds 5% 8/1/11	1,000,000	1,031,212
East Lyme Gen. Oblig. BAN Series 2010, 1.5% 2/9/11	1,000,000	1,002,254
Greenwich Gen. Oblig. BAN Series 2010, 1.5% 1/27/11	20,000,000	20,037,778
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Madison Gen. Oblig. BAN Series 2009, 1.5% 12/15/10	$ 2,500,000	$ 2,501,021
Milford Gen. Oblig. BAN:
Series A, 1% 5/3/11	10,585,000	10,616,220
Series B, 1.5% 11/3/11	5,515,000	5,572,288
North Branford Gen. Oblig. BAN 1.5% 11/8/11	4,233,000	4,276,033
Oxford Gen. Oblig. BAN 1.25% 7/27/11	3,907,000	3,924,984
Plymouth Gen. Oblig. BAN 1.5% 8/25/11	5,080,000	5,120,691
Southington Gen. Oblig. BAN 1.5% 3/2/11	10,000,000	10,027,400
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.27%, LOC Freddie Mac, VRDN (a)(d)	19,895,000	19,895,000
Trumbull Gen. Oblig. BAN 1.25% 9/8/11	23,310,000	23,474,473
Univ. of Connecticut:
Bonds Series 2010 A:
2% 2/15/11	4,855,000	4,871,479
2% 2/15/11	5,575,000	5,593,923
Participating VRDN Series BC 10 41B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,900,000	2,900,000
Vernon Gen. Oblig. BAN 1% 1/19/11	6,270,000	6,275,267
Waterford Gen. Oblig. BAN 1.5% 8/11/11	33,000,000	33,266,527
Watertown Gen. Oblig. BAN 1.25% 3/30/11	15,500,000	15,545,910
		1,386,792,047
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.4%, LOC RBS Citizens NA, VRDN (a)	4,500,000	4,500,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,675,000	2,675,000
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	17,100,000	17,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A9, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	29,390,000	29,390,000
		46,490,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2005, 1.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	$ 3,000,000	$ 3,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) 1.25%, VRDN (a)	4,500,000	4,500,000
		7,500,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.35% tender 12/8/10, CP mode (d)	5,000,000	5,000,000
	Shares
Other - 14.2%
Fidelity Municipal Cash Central Fund, 0.32% (b)(c)	234,661,000	234,661,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,687,618,047)		1,687,618,047
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(32,029,835)
NET ASSETS - 100%		$ 1,655,588,212
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 630,800
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,452,957,047)	$ 1,452,957,047
Fidelity Central Funds (cost $234,661,000)	234,661,000
Total Investments (cost $1,687,618,047)		$ 1,687,618,047
Cash		6,542,218
Receivable for investments sold		1,000,131
Receivable for fund shares sold		12,322,113
Interest receivable		2,471,360
Distributions receivable from Fidelity Central Funds		56,947
Prepaid expenses		5,633
Receivable from investment adviser for expense reductions		20,959
Other receivables		2,912
Total assets		1,710,040,320

Liabilities
Payable for investments purchased	$ 1,000,034
Payable for fund shares redeemed	52,826,495
Distributions payable	166
Accrued management fee	413,048
Other affiliated payables	177,337
Other payables and accrued expenses	35,028
Total liabilities		54,452,108

Net Assets		$ 1,655,588,212
Net Assets consist of:
Paid in capital		$ 1,655,569,045
Distributions in excess of net investment income		(12,063)
Accumulated undistributed net realized gain (loss) on investments		31,230
Net Assets, for 1,654,866,888 shares outstanding		$ 1,655,588,212
Net Asset Value, offering price and redemption price per share ($1,655,588,212 ÷ 1,654,866,888 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Interest		$ 4,406,426
Income from Fidelity Central Funds		630,800
Total income		5,037,226

Expenses
Management fee	$ 6,360,030
Transfer agent fees	1,805,389
Accounting fees and expenses	174,349
Custodian fees and expenses	21,910
Independent trustees' compensation	6,253
Registration fees	26,860
Audit	39,784
Legal	17,427
Miscellaneous	15,208
Total expenses before reductions	8,467,210
Expense reductions	(3,603,526)	4,863,684
Net investment income		173,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		67,970
Net increase in net assets resulting from operations		$ 241,512

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 173,542	$ 2,422,886
Net realized gain (loss)	67,970	3,002
Net increase in net assets resulting from operations	241,512	2,425,888
Distributions to shareholders from net investment income	(173,487)	(2,422,242)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,935,023,979	4,325,047,849
Reinvestment of distributions	171,830	2,385,150
Cost of shares redeemed	(4,087,445,929)	(4,636,249,023)
Net increase (decrease) in net assets and shares resulting from share transactions	(152,250,120)	(308,816,024)
Total increase (decrease) in net assets	(152,182,095)	(308,812,378)

Net Assets
Beginning of period	1,807,770,307	2,116,582,685
End of period (including distributions in excess of net investment income of $12,063 and distributions in excess of net investment income of $133,476, respectively)	$ 1,655,588,212	$ 1,807,770,307

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.001	.019	.032	.029
Net realized & unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.019	.032	.029
Distributions from net investment income	- D	(.001)	(.019)	(.032)	(.029)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.001)	(.019)	(.032)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.12%	1.97%	3.24%	2.97%
Ratios to Average Net Assets B, C
Expenses before reductions	.49%	.53%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.28%	.49%	.49%	.48%	.48%
Expenses net of all reductions	.28%	.48%	.42%	.39%	.37%
Net investment income	.01%	.12%	1.90%	3.19%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,655,588	$ 1,807,770	$ 2,116,583	$ 1,950,435	$ 1,510,217

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$ 573,586,928	$ 18,872,345	$ (3,107,478)	$ 15,764,867
Fidelity Connecticut Municipal Money Market Fund	1,687,618,047	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$ 2,641	$ 2,195,794	$ 15,764,867
Fidelity Connecticut Municipal Money Market Fund	-	31,230	-

The tax character of distributions paid was as follows:

November 30, 2010
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$ 19,726,008	$ 2,521,611	$ 22,247,619
Fidelity Connecticut Municipal Money Market Fund	173,487	-	173,487
November 30, 2009
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$ 18,969,924	$ 2,443,928	$ 21,413,852
Fidelity Connecticut Municipal Money Market Fund	2,422,242	-	2,422,242

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $97,278,286 and $72,716,530, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Funds' transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.10%*

* During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 2,377

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 136,629

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,452,514.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Connecticut Municipal Income Fund	$ 9,066	$ 3,721	$ 20
Fidelity Connecticut Municipal Money Market Fund	12,027	2,356	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2010, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Connecticut Municipal Income Fund	12/20/10	12/17/10	$0.037
	1/10/11	1/7/11	$0.007
Fidelity Connecticut Municipal Money Market Fund	12/20/10	12/17/10	$0.00002
	1/10/11	1/7/11	$-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Connecticut Municipal Income Fund	$2,479,692
Fidelity Connecticut Municipal Money Market Fund	$62,312

During fiscal year ended 2010, 100% of each fund's income dividends were free from federal income tax, and 7.31% and 11.56% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Connecticut Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 34% would mean that 66% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Connecticut Municipal Income Fund

Annual Report

Fidelity Connecticut Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Connecticut Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CTF-UANN-0111
1.786713.107

Fidelity®
New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401K.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$ 1,000.00	$ 1,009.00	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.38
Fidelity New Jersey Municipal Money Market Fund	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.55**
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.57**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.56 and $2.59, respectively.

Annual Report

Fidelity New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity New Jersey Municipal Income Fund	4.34%	4.27%	4.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a number of head winds that culminated in a late-period sell-off, municipal bonds generated respectable gains during the year ending November 30, 2010. Until late in the period, munis were bolstered by low and steady interest rates and generally favorable supply/demand dynamics. Although investor demand for most fixed-income investments was quite strong, the prospects for higher tax rates in 2011 heightened investors' appetite for tax-advantaged investments. At the same time, muni supply was muted due to the increased popularity of "Build America Bonds" (BABs) - newer taxable securities that allow municipal issuers to borrow more cheaply in the taxable market. These positive developments helped mask growing concerns about muni bond fundamentals, as issuers' revenues declined dramatically. In the final weeks of the period, however, a confluence of factors - including the prospects of rising interest rates, a glut of new muni supply, uncertainty over extending Bush-era tax cuts, deteriorating issuer fundamentals and a possible end to the BAB program - sparked a significant sell-off. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 4.76%. By comparison, the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.02%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® New Jersey Municipal Income Fund: For the year, the fund returned 4.34%, while the Barclays Capital New Jersey Enhanced Modified Municipal Bond Index gained 4.55%. On the plus side, the fund's performance was bolstered by a small out-of-index stake in bonds issued in Puerto Rico, which are exempt from federal and state taxes, and were some of the best-performing securities in the muni marketplace. To a lesser extent, underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - worked in the fund's favor because late-period concerns about riskier asset classes caused them to lag. Underweighting prerefunded bonds, which typically are backed by U.S. Treasuries, also helped because like other high-quality securities, they tended to languish. An underweighting in housing bonds, which were boosted by investors' appetite for high-yielding bonds, detracted from performance. My decision to underweight par bonds, which sell at face value, also proved disappointing because they outpaced premium bonds - those that sell above face value - which I favored.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.4	49.7
Transportation	14.2	13.6
Education	7.0	6.4
Escrowed/Pre-Refunded	6.6	5.9
Special Tax	6.0	5.5
Weighted Average Maturity as of November 30, 2010
		6 months ago
Years	6.9	6.9

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of November 30, 2010
6 months ago
Years	7.2	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
AAA 3.9%	AAA 3.9%
AA,A 82.6%	AA,A 79.5%
BBB 7.9%	BBB 7.4%
Not Rated 2.9%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Fidelity New Jersey Municipal Income Fund

Investments November 30, 2010

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
New Jersey - 82.9%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity) (c)	$ 3,510,000	$ 4,101,049
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,172,450
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,763,035
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,639,036
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,338
5.25% 8/15/17	20,000	21,278
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 B, 5% 2/15/14	1,350,000	1,412,397
Series 2005 B, 5.25% 2/15/11	2,075,000	2,085,686
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,635,903
Cape May County Muni. Utils. Auth. Series 2002 A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,716,828
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,609,840
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,097,650
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,725,485
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,763,000
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,579,240
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	14,059,124
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,225,561
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,233,573
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,523,457
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,712,723
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,720,856
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,820,974
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,404,725
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,807,265
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	756,297
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,169,690
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	870,083
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,980
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,503,194
5.25% 9/15/17	2,000,000	2,197,900
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.):
Series 2002 A, 5.25% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (c)	1,910,000	2,052,333
Series 2002 A, 5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (c)	2,010,000	2,159,785
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	856,205
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	282,243
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,331,543
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	25,549
New Jersey Bldg. Auth. State Bldg. Rev. Series 2009 A, 5% 12/15/26	3,750,000	3,841,500
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,907,940
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	$ 3,000,000	$ 3,275,370
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,819,865
Series 2005 K:
5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,842,820
5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,929,880
5.5% 12/15/19	14,000,000	16,117,220
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,524,250
Series 2005 O:
5.125% 3/1/28	18,455,000	19,002,553
5.125% 3/1/30	2,175,000	2,232,746
5.25% 3/1/21	2,800,000	2,987,012
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,200,370
5.25% 3/1/22	15,700,000	16,627,870
5.25% 3/1/23	3,340,000	3,525,303
5.25% 3/1/24	9,000,000	9,391,770
5.25% 3/1/25	3,000,000	3,135,330
5.25% 3/1/26	9,000,000	9,381,060
Series 2005 P:
5.125% 9/1/28	6,800,000	7,002,708
5.25% 9/1/26	8,000,000	8,336,480
Series 2006 S, 5% 9/1/36	9,000,000	9,097,740
Series 2007 U, 5% 9/1/37	2,000,000	2,024,960
Series 2008 Y, 5% 9/1/33	3,000,000	3,051,810
Series 2009 BB, 5% 9/1/34	5,000,000	5,084,650
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,225,612
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,482,100
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	3,158,984
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	4,964,550
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	914,570
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	$ 4,605,000	$ 4,650,267
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,100,780
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,702,815
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100) (c)	1,000,000	1,162,460
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	180,266
Series 2003 L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,250,888
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,025,740
(Princeton Theological Seminary Proj.):
Series 2009 B:
4% 7/1/22	1,000,000	1,068,090
5% 7/1/12	175,000	187,217
5% 7/1/13	250,000	275,383
5% 7/1/14	235,000	265,386
5% 7/1/15	235,000	271,705
5% 7/1/17	490,000	579,842
5% 7/1/18	250,000	295,168
5% 7/1/19	200,000	235,846
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	4,687,800
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,697,325
(Rowan Univ. Proj.):
Series 2007 B, 5.5% 7/1/16 (FGIC Insured)	2,500,000	2,851,825
Series 2007 B, 5.5% 7/1/18 (FGIC Insured)	4,390,000	5,004,337
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,045,080
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,890,068
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,633,226
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100) (c)	30,000	35,721
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	3,500,000	3,612,770
Series 2008 A, 5% 7/1/11	5,820,000	5,938,379
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	$ 1,670,000	$ 1,697,305
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,436,081
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,074,650
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,228,129
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	2,953,110
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34	2,000,000	1,917,980
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	4,911,550
(Saint Mary's Hosp. - Passaic Proj.):
Series 2007 1, 5% 3/1/21	2,680,000	2,843,346
Series 2007 1, 5% 3/1/20	2,030,000	2,166,497
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,904,522
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,743,930
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,575,100
Series 2008 A. 5.25% 10/1/38	5,965,000	6,025,545
Series 2009 A, 5.75% 10/1/31	4,000,000	4,294,360
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,737,375
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,180
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,041,262
Series 2007 1A:
5% 6/1/15	1,000,000	1,047,470
5% 6/1/41	11,735,000	7,433,184
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,583,600
6.5% 1/1/16 (Escrowed to Maturity) (c)	7,745,000	8,924,796
Series 2005 C:
6.5% 1/1/16	595,000	709,383
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	236,805
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 E, 5.25% 1/1/40	$ 4,920,000	$ 5,143,663
Series 2009 G, 5% 1/1/17	3,745,000	4,184,700
Series 2009 H, 5% 1/1/36	4,000,000	4,028,920
Series 2009 I, 5% 1/1/35	5,000,000	5,117,050
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	155,713
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,237,941
5.75% 12/15/12 (FSA Insured)	5,000,000	5,457,750
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,135,817
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,845,400
Series 2005 D, 5% 6/15/20	4,000,000	4,287,600
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	4,097,100
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,524,950
0% 12/15/34	4,000,000	891,280
0% 12/15/36 (AMBAC Insured)	2,000,000	391,480
Series 2008 A:
0% 12/15/35	11,000,000	2,356,750
0% 12/15/36	25,000,000	5,023,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,834,916
Series 2009 A:
0% 12/15/36	1,915,000	384,819
0% 12/15/38	12,500,000	2,208,500
0% 12/15/39	10,000,000	1,656,200
Series B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,320,432
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,675,190
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,162,519
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,405,988
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,716,130
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,503,360
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,111,750
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,085,859
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,840,125
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,514,012
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,086,524
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,250
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	981,380
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,713,337
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,100,000	1,179,475
Series 2009 F, 5% 5/1/30	1,500,000	1,576,635
Series 2010 I, 5% 5/1/29	1,110,000	1,170,451
Series 2009 F, 5% 5/1/39	9,500,000	9,795,640
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. Series 2001, 5% 1/1/14 (Pre-Refunded to 1/1/11 @ 100) (c)	1,145,000	1,149,156
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,076,920
		552,434,274
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,382,316
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,950,186
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,004,080
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
(Port District Proj.):
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	$ 2,000,000	$ 2,064,240
Series 2010 D, 5% 1/1/40	4,000,000	4,034,720
		12,435,542
New York & New Jersey - 8.6%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,220,000	5,232,319
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,005,610
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	8,158,011
5.5% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,495,000	1,562,230
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,269,338
134th Series, 5% 1/15/39	4,500,000	4,572,810
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,129,672
138th Series, 5% 12/1/13 (b)	1,745,000	1,914,038
140th Series, 5% 12/1/30	5,000,000	5,182,950
141st Series:
5% 9/1/18 (b)	6,000,000	6,523,980
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,568,984
163rd Series, 5% 7/15/35	3,255,000	3,357,663
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,170,700
		57,648,305
Puerto Rico - 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,076,980
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,160,440
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,143,880
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,457,900
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,936,708
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,139,940
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	2,500,000	2,500,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	838,800
0% 8/1/47 (AMBAC Insured)	1,000,000	97,210
Series 2009 A, 6.5% 8/1/44	1,500,000	1,623,585
Series 2010 C, 6% 8/1/39	2,200,000	2,327,028
		23,302,471
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,057,030
Series 2009 A1, 5% 10/1/24	500,000	510,340
Series 2009 B, 5% 10/1/25	1,200,000	1,217,028
		2,784,398
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $630,359,470)	648,604,990
NET OTHER ASSETS (LIABILITIES) - 2.7%	18,083,632
NET ASSETS - 100%	$ 666,688,622
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.4%
Transportation	14.2%
Education	7.0%
Escrowed/Pre-Refunded	6.6%
Special Tax	6.0%
Others* (Individually Less Than 5%)	16.8%
100.0%
* Includes net other assets
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $2,429,211 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $630,359,470)		$ 648,604,990
Cash		8,574,179
Receivable for fund shares sold		353,963
Interest receivable		10,683,542
Prepaid expenses		2,008
Other receivables		2,511
Total assets		668,221,193

Liabilities
Payable for fund shares redeemed	$ 601,003
Distributions payable	576,438
Accrued management fee	206,806
Transfer agent fee payable	82,708
Other affiliated payables	26,854
Other payables and accrued expenses	38,762
Total liabilities		1,532,571

Net Assets		$ 666,688,622
Net Assets consist of:
Paid in capital		$ 650,833,087
Undistributed net investment income		39,227
Accumulated undistributed net realized gain (loss) on investments		(2,429,212)
Net unrealized appreciation (depreciation) on investments		18,245,520
Net Assets, for 57,773,375 shares outstanding		$ 666,688,622
Net Asset Value, offering price and redemption price per share ($666,688,622 ÷ 57,773,375 shares)		$ 11.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2010

Investment Income
Interest		$ 28,413,594

Expenses
Management fee	$ 2,472,715
Transfer agent fees	486,516
Accounting fees and expenses	156,802
Custodian fees and expenses	9,506
Independent trustees' compensation	2,464
Registration fees	21,553
Audit	46,959
Legal	3,706
Miscellaneous	8,079
Total expenses before reductions	3,208,300
Expense reductions	(19,460)	3,188,840
Net investment income		25,224,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		365,151
Change in net unrealized appreciation (depreciation) on investment securities		2,566,744
Net gain (loss)		2,931,895
Net increase (decrease) in net assets resulting from operations		$ 28,156,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,224,754	$ 23,169,159
Net realized gain (loss)	365,151	(1,635,357)
Change in net unrealized appreciation (depreciation)	2,566,744	43,218,036
Net increase (decrease) in net assets resulting from operations	28,156,649	64,751,838
Distributions to shareholders from net investment income	(25,186,167)	(23,129,946)
Distributions to shareholders from net realized gain	-	(1,254,166)
Total distributions	(25,186,167)	(24,384,112)
Share transactions Proceeds from sales of shares	118,819,801	154,923,430
Reinvestment of distributions	18,239,839	17,660,830
Cost of shares redeemed	(124,845,638)	(109,307,809)
Net increase (decrease) in net assets resulting from share transactions	12,214,002	63,276,451
Redemption fees	3,421	6,127
Total increase (decrease) in net assets	15,187,905	103,650,304

Net Assets
Beginning of period	651,500,717	547,850,413
End of period (including undistributed net investment income of $39,227 and undistributed net investment income of $158,590, respectively)	$ 666,688,622	$ 651,500,717
Other Information Shares
Sold	10,214,426	13,838,721
Issued in reinvestment of distributions	1,566,138	1,578,245
Redeemed	(10,742,557)	(9,826,857)
Net increase (decrease)	1,038,007	5,590,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.71	$ 11.49	$ 11.65	$ 11.57
Income from Investment Operations
Net investment income B	.435	.431	.440	.442	.448
Net realized and unrealized gain (loss)	.060	.795	(.771)	(.124)	.225
Total from investment operations	.495	1.226	(.331)	.318	.673
Distributions from net investment income	(.435)	(.431)	(.439)	(.441)	(.448)
Distributions from net realized gain	-	(.025)	(.010)	(.037)	(.145)
Total distributions	(.435)	(.456)	(.449)	(.478)	(.593)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 11.48	$ 10.71	$ 11.49	$ 11.65
Total Return A	4.34%	11.64%	(2.98)%	2.83%	6.02%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.48%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.47%	.48%
Expenses net of all reductions	.47%	.47%	.45%	.43%	.41%
Net investment income	3.74%	3.85%	3.90%	3.87%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 666,689	$ 651,501	$ 547,850	$ 596,718	$ 584,928
Portfolio turnover rate	5%	6%	19%	10%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/10	% of fund's investments 5/31/10	% of fund's investments 11/30/09
0 - 30	86.5	87.6	82.1
31 - 90	2.0	4.9	4.9
91 - 180	4.4	3.0	4.8
181 - 397	7.1	4.5	8.2
Weighted Average Maturity
	11/30/10	5/31/10	11/30/09
Fidelity New Jersey Municipal Money Market Fund	30 Days	28 Days	35 Days
New Jersey Tax-Free Money Market Funds Average *	34 Days	32 Days	35 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/10	5/31/10	11/30/09
Fidelity New Jersey Municipal Money Market Fund	30 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Variable Rate Demand Notes (VRDNs) 71.1%	Variable Rate Demand Notes (VRDNs) 70.2%
Commercial Paper (including CP Mode) 1.5%	Commercial Paper (including CP Mode) 0.9%
Tender Bonds 1.9%	Tender Bonds 0.0%
Municipal Notes 11.6%	Municipal Notes 15.7%
Fidelity Municipal Cash Central Fund 12.8%	Fidelity Municipal Cash Central Fund 11.8%
Other Investments 0.6%	Other Investments 0.7%
Net Other Assets 0.5%	Net Other Assets 0.7%

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Current and Historical Seven-Day Yields

	11/29/10	8/30/10	5/31/10	3/01/10	11/30/09
Fidelity New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investments November 30, 2010

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	$ 6,200,000	$ 6,200,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.41%, VRDN (a)(d)	8,000,000	8,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 12/1/10, CP mode	5,000,000	5,000,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.32%, LOC Bayerische Landesbank, VRDN (a)(d)	550,000	550,000
Series 2008 D2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	2,900,000	2,900,000
		3,450,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 12/21/10, CP mode	3,800,000	3,800,000
New Jersey - 69.0%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.27%, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 0.25%, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
Carteret Gen. Oblig. BAN:
1.5% 2/10/11	4,300,000	4,306,978
1.5% 10/21/11	11,912,163	11,997,179
Cliffside Park Gen. Oblig. BAN Series 2010 E, 1% 3/25/11	7,600,000	7,612,928
Denville Township BAN 1.5% 4/8/11	2,262,650	2,269,823
Englewood Gen. Oblig. BAN Series 2010 B, 1.5% 5/6/11	15,800,000	15,867,850
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Haddonfield BAN 1.5% 7/22/11	5,281,000	5,309,463
Hopewell Township Gen. Oblig. BAN 1.5% 4/15/11	4,560,750	4,577,011
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.31%, LOC Bank of New York, New York, VRDN (a)	37,820,000	37,820,000
BAN Series 2010 D1, 1.5% 7/1/11	15,638,667	15,708,063
Kinnelon Gen. Oblig. BAN 1.25% 2/25/11	3,245,300	3,250,851
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Long Beach Township Gen. Oblig. BAN Series 2010 A, 1% 4/1/11	$ 5,744,600	$ 5,752,443
Mahwah Township Gen. Oblig. BAN 1.5% 6/10/11	5,008,500	5,032,979
Margate City Gen. Oblig. BAN 1% 1/11/11	8,000,000	8,004,517
Millburn Township Gen. Oblig. BAN 1.5% 1/14/11	3,572,288	3,576,658
Millstone Township Gen. Oblig. BAN 1.5% 3/16/11	7,461,688	7,476,370
Morris Plains BAN 1.5% 7/22/11	3,395,000	3,413,291
Mountain Lakes Gen. Oblig. BAN 1.5% 2/11/11	1,518,100	1,520,929
New Jersey Bldg. Auth. State Bldg. Rev.:
Bonds Series 2002 B, 5.25% 12/15/10	4,790,000	4,799,192
Series 2003 A1, 0.25%, LOC Bank of New York, New York, VRDN (a)	17,100,000	17,100,000
Series 2003 A2, 0.25%, LOC Bank of New York, New York, VRDN (a)	16,700,000	16,700,000
Series 2003 A4, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,700,000	4,700,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Duke Farms Foundation Proj.) Series 2009 A, 0.31%, LOC Northern Trust Co., VRDN (a)	1,500,000	1,500,000
(The Frisch School Proj.) 0.27%, LOC Banco Santander SA, VRDN (a)	20,600,000	20,600,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	2,685,000	2,685,000
Participating VRDN Series Floaters 3032, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	4,400,000	4,400,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,235,000	5,235,000
Bonds (Keystone Urban Renewal LP Proj.) Series 1992, 0.34% tender 12/31/10, LOC BNP Paribas SA, CP mode (d)	3,875,000	3,875,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.28%, LOC TD Banknorth, NA, VRDN (a)	24,830,000	24,830,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.3%, LOC Banco Santander SA, VRDN (a)	18,080,000	18,080,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(LPS Inds. Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 5,295,000	$ 5,295,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	12,145,000	12,145,000
Series 2008 V3, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	37,875,000	37,875,000
Series 2008 V4, 0.3%, LOC Bank of America NA, VRDN (a)	18,395,000	18,395,000
Series 2008 V5, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	63,550,000	63,550,000
Series 2008 X, 0.32%, LOC Bank of America NA, VRDN (a)	14,835,000	14,835,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R1, 0.26%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	21,900,000	21,900,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.27%, LOC Citibank NA, VRDN (a)(d)	96,300,000	96,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.41%, LOC Wells Fargo Bank NA, VRDN (a)(d)	19,400,000	19,400,000
Series 2006 A, 0.41%, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2000 A, 5.5% 9/1/11	1,950,000	2,025,037
Participating VRDN Series BA 08 1045, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	600,000	600,000
Series 1997 A, 0.27% 12/7/10, CP	2,200,000	2,200,000
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	39,000,000	39,000,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series 2008 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	24,955,000	24,955,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,620,000	7,620,000
(Meridian Health Sys. Proj.) Series 2003 B, 0.29%, LOC Bank of America NA, VRDN (a)	15,085,000	15,085,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	6,670,000	6,670,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Princeton Healthcare Sys. Proj.) Series 2010 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	$ 3,035,000	$ 3,035,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,000,000	8,000,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	19,855,000	19,855,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.32%, LOC Bank of America NA, VRDN (a)	23,095,000	23,095,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.27%, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	14,675,000	14,675,000
(Virtua Health Proj.):
Series 2009 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
Series 2009 C, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	1,875,000	1,875,000
Series 2009 D, 0.25%, LOC TD Banknorth, NA, VRDN (a)	1,700,000	1,700,000
Series 2009 E, 0.28%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.4%, LOC Dexia Cr. Local de France, VRDN (a)(d)	4,200,000	4,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.32%, LOC Bank of America NA, VRDN (a)	3,245,000	3,245,000
0.33%, LOC Bank of America NA, VRDN (a)	30,955,000	30,955,000
Series 2008 F, 0.33%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	13,690,000	13,690,000
0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Series 2005 O:
0.39% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	10,000,000	10,000,000
0.39% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	300,000	300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
(Single Family Hsg. Proj.):
Series 2005 Q, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	$ 990,000	$ 990,000
Series 2007 V, 0.28% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	66,375,000	66,375,000
Series 2008 Y, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	78,130,000	78,130,000
Series 2008 Z, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 BB, 0.27% (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,900,000	1,900,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,600,000	16,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	29,500,000	29,500,000
Series 2009 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	20,400,000	20,400,000
Series 2009 C, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,100,000	2,100,000
Series 2009 D, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	21,965,000	21,965,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series C, 5.5% 12/15/10	4,935,000	4,944,770
Series 2009 D, 0.27%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	85,500,000	85,500,000
New Providence Gen. Oblig. BAN 1.5% 1/27/11	4,019,100	4,024,777
Ocean City Gen. Oblig. BAN 1.5% 6/24/11	3,900,000	3,918,494
Ocean Township Gen. Oblig. BAN 1.25% 3/4/11	2,635,900	2,639,294
Paramus School District BAN 1.25% 7/14/11	5,436,000	5,450,367
Ramsey Borough Gen. Oblig. BAN:
1.5% 1/19/11	4,845,000	4,850,555
1.5% 6/17/11	2,740,000	2,748,242
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Saddle River Gen. Oblig. BAN 1.5% 4/1/11	7,315,000	7,339,371
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,400,000	4,400,000
South Plainfield Gen. Oblig. BAN 1.5% 6/29/11	8,384,200	8,416,230
Sparta Township Gen. Oblig. BAN 1.5% 5/27/11	7,231,200	7,265,355
Springfield Township Gen. Oblig. BAN 1.5% 8/12/11	11,361,000	11,437,265
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Summit Gen. Oblig. BAN:
1.25% 1/21/11	$ 1,940,000	$ 1,941,605
1.5% 12/10/10	5,675,000	5,676,546
1.5% 1/21/11	2,607,500	2,611,407
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/11	18,921,411	18,993,616
Tewksbury Township Gen. Oblig. BAN 1.5% 6/22/11	10,549,181	10,608,719
Union County Gen. Oblig. BAN 2% 7/1/11	15,100,000	15,233,486
Washington Township Gen. Oblig. BAN 1% 2/25/11	3,343,000	3,346,019
West Orange Township Gen. Oblig. BAN:
1.5% 5/2/11	11,834,956	11,884,804
1.5% 10/25/11	4,239,400	4,271,565
		1,431,949,049
New Jersey/Pennsylvania - 1.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	36,100,000	36,100,000
Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
		37,100,000
New York & New Jersey - 13.4%
Port Auth. of New York & New Jersey:
Bonds 138th Series, 5% 12/1/11 (d)	2,000,000	2,084,107
Participating VRDN:
Series Austin 07 1017, 0.38% (Liquidity Facility Bank of America NA) (a)(d)(e)	56,980,000	56,980,000
Series BA 08 1066, 0.38% (Liquidity Facility Bank of America NA) (a)(d)(e)	3,540,000	3,540,000
Series BA 08 1067, 0.38% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.38% (Liquidity Facility Bank of America NA) (a)(d)(e)	24,260,000	24,260,000
Series DB 636, 0.32% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	8,700,000	8,700,000
Participating VRDN:
Series EGL 06 107 Class A, 0.35% (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,515,000	20,515,000
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,860,000	3,860,000
Series Putters 2945, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3114, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 7,190,000	$ 7,190,000
Series Putters 3162, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series 1991 1, 0.38%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.38%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.35%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.38%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.38%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.36%, VRDN (a)	10,000,000	10,000,000
Series A:
0.35% 12/17/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,620,000	5,620,000
0.35% 12/23/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	7,395,000	7,395,000
0.36% 12/17/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	2,400,000	2,400,000
		279,224,107
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.59%, VRDN (a)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.4%, LOC RBS Citizens NA, VRDN (a)	6,400,000	6,400,000
		12,400,000
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300,000	4,300,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 1.25% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	8,300,000	8,300,000
Municipal Securities - continued
	Shares	Value
Other - 12.8%
Fidelity Municipal Cash Central Fund, 0.32% (b)(c)	266,221,000	$ 266,221,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,065,944,156)		2,065,944,156
NET OTHER ASSETS (LIABILITIES) - 0.5%		10,001,432
NET ASSETS - 100%		$ 2,075,945,588
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,300,000 or 4.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	9/1/10 - 11/1/10	$ 39,000,000
Port Auth. of New York & New Jersey Series: 1991 1, 0.38%, VRDN	6/18/91	$ 8,800,000
1991 3, 0.38%, VRDN	12/3/03	$ 9,800,000
1992 1, 0.35%, VRDN	2/14/92	$ 6,800,000
1995 3, 0.38%, VRDN	9/15/95	$ 9,400,000
1995 4, 0.38%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 663,513
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $103,262 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,799,723,156)	$ 1,799,723,156
Fidelity Central Funds (cost $266,221,000)	266,221,000
Total Investments (cost $2,065,944,156)		$ 2,065,944,156
Cash		341,424
Receivable for fund shares sold		28,840,832
Interest receivable		2,408,910
Distributions receivable from Fidelity Central Funds		62,265
Prepaid expenses		7,004
Other receivables		319
Total assets		2,097,604,910

Liabilities
Payable for fund shares redeemed	$ 20,864,978
Distributions payable	133
Accrued management fee	502,910
Other affiliated payables	255,396
Other payables and accrued expenses	35,905
Total liabilities		21,659,322

Net Assets		$ 2,075,945,588
Net Assets consist of:
Paid in capital		$ 2,076,013,549
Accumulated undistributed net realized gain (loss) on investments		(67,961)
Net Assets, for 2,074,361,734 shares outstanding		$ 2,075,945,588
Net Asset Value, offering price and redemption price per share ($2,075,945,588 ÷ 2,074,361,734 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Interest		$ 6,077,837
Income from Fidelity Central Funds		663,513
Total income		6,741,350

Expenses
Management fee	$ 7,899,592
Transfer agent fees	2,745,801
Accounting fees and expenses	207,154
Custodian fees and expenses	31,696
Independent trustees' compensation	7,778
Registration fees	35,209
Audit	40,610
Legal	13,947
Miscellaneous	18,711
Total expenses before reductions	11,000,498
Expense reductions	(4,474,820)	6,525,678
Net investment income		215,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,847
Net increase in net assets resulting from operations		$ 241,519

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 215,672	$ 2,694,938
Net realized gain (loss)	25,847	(61,474)
Net increase in net assets resulting from operations	241,519	2,633,464
Distributions to shareholders from net investment income	(215,317)	(2,697,362)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,574,604,835	6,578,230,206
Reinvestment of distributions	213,124	2,655,111
Cost of shares redeemed	(5,740,490,388)	(6,938,196,289)
Net increase (decrease) in net assets and shares resulting from share transactions	(165,672,429)	(357,310,972)
Total increase (decrease) in net assets	(165,646,227)	(357,374,870)

Net Assets
Beginning of period	2,241,591,815	2,598,966,685
End of period	$ 2,075,945,588	$ 2,241,591,815

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.001	.019	.032	.029
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.019	.032	.029
Distributions from net investment income	- D	(.001)	(.019)	(.032)	(.029)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.001)	(.019)	(.032)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.11%	1.90%	3.23%	2.95%
Ratios to Average Net Assets B, C
Expenses before reductions	.51%	.55%	.52%	.51%	.52%
Expenses net of fee waivers, if any	.30%	.51%	.52%	.51%	.52%
Expenses net of all reductions	.30%	.51%	.44%	.41%	.40%
Net investment income	.01%	.11%	1.84%	3.18%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,075,946	$ 2,241,592	$ 2,598,967	$ 2,220,873	$ 1,774,867

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a non-diversified fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$ 630,171,412	$ 23,225,250	$ (4,791,672)	$ 18,433,578
Fidelity New Jersey Municipal Money Market Fund	2,065,944,156	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$ -	$ (2,429,211)	$ 18,433,578
Fidelity New Jersey Municipal Money Market Fund	35,666	(103,262)	-

The tax character of distributions paid was as follows:

November 30, 2010	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$ 25,186,167	$ -	$ 25,186,167
Fidelity New Jersey Municipal Money Market Fund	215,317	-	215,317

November 30, 2009	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$ 23,129,946	$ 1,254,166	$ 24,384,112
Fidelity New Jersey Municipal Money Market Fund	2,697,362	-	2,697,362

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $44,612,833 and $34,862,382, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 2,633

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $4,471,908.

Through arrangements with the Funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity New Jersey Municipal Income Fund	$ 8,602	$ 10,845	$ 13
Fidelity New Jersey Municipal Money Market Fund	2,912	-	-

Annual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity New Jersey Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2010, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Jersey Municipal Income Fund's and Fidelity New Jersey Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2008

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of each fund's income dividends were free from federal income tax, and 11.34% and 34.21% of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity New Jersey Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New Jersey Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the second quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 34% would mean that 66% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity New Jersey Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New Jersey Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity New Jersey Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NJN-UANN-0111
1.786715.107

Item 2. Code of Ethics

As of the end of the period, November 30, 2010, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the "Funds"):

Services Billed by PwC

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Income Fund	$45,000	$-	$2,200	$1,900
Fidelity New Jersey Municipal Income Fund	$43,000	$-	$2,200	$1,900

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Income Fund	$45,000	$-	$2,200	$1,700
Fidelity New Jersey Municipal Income Fund	$43,000	$-	$2,200	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2010A	November 30, 2009A
Audit-Related Fees	$2,605,000	$2,755,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2010 A	November 30, 2009 A
PwC	$4,715,000	$4,420,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2011